Consolidated Statements of Cash Flows - USD ($)	10 Months Ended	12 Months Ended
	May 31, 2021	May 31, 2022
Cash flows from operating activities:
Net income	$ 35,806	$ 38,811
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	17,738	91,056
Gain on assets disposal	(59,773)	(70,063)
Changes in operating assets and liabilities:
Accounts receivable	262,754	(15,638)
Construction costs relating to uncompleted contracts	(305,072)	281,406
Prepayments and other current assets	(13,587)	(34,906)
Accounts payable	232,936	217,503
Contract liability	380,501	(331,299)
Taxes payable	20,337	54,773
Advances from customers		24,207
Accrued liabilities and other payables		13,746
Net cash provided by operating activities	46,132	269,596
Cash flows from investing activities:
Purchases of property and equipment	(288,197)	(454,592)
Purchases of intangible assets	(86,507)	(13,336)
Proceeds on assets disposal	181,800	324,373
Net cash used in investing activities	(192,904)	(143,555)
Cash flows from financing activities:
Capital contributions from related party	182,660
Proceeds from sales of ordinary shares		61,313
Advances from related party	36,150	79,181
Repayment of advances from related party	(25,755)	(192,043)
Proceeds from third party loan	45,450
Repayment of third party loan		(46,650)
Net cash (used in) provided by financing activities	238,505	(98,199)
Effect of exchange rate changes on cash	1,198	(5,503)
Net increase in cash	92,931	22,339
Cash, beginning of period		92,931
Cash, end of period	92,931	115,270
Supplemental disclosure of cash flow information:
Interest
Income taxes
Non-cash investing and financing activities
Property and equipment paid by related party		77,832
Property and equipment for accounts payable		$ 164,123